STOCKHOLDERS' EQUITY (Details)	12 Months Ended
Mar. 31, 2019 $ / shares shares
STOCKHOLDERS' EQUITY
Options outstanding and exercisable, beginning | shares	0
Options vested | shares	918,020
Options expired | shares	0
Options outstanding and exercisable, ending | shares	918,020
Weighted average exercise price outstanding and exercisable, beginning | $ / shares	$ .00
Weighted average exercise price vested | $ / shares	.00
Weighted average exercise price expired | $ / shares	.00
Weighted average exercise price outstanding and exercisable, ending | $ / shares	$ .68
Average remaining life outstanding and exercisable	9 years 5 months 5 days